Capital adequacy (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Swiss capital
Swiss CET1 capital	SFr 35,351	SFr 36,740
Going concern capital	51,192	49,757
Gone concern capital	41,852	41,138
Total loss-absorbing capacity (TLAC)	93,044	90,895
Swiss risk-weighted assets and leverage exposure
Swiss risk-weighted assets	275,576	291,282
Leverage exposure	SFr 799,853	SFr 909,994
Swiss capital ratios
Swiss CET1 ratio	0.128	0.126
Going concern capital ratio	18.60%	17.10%
Gone concern capital ratio	15.20%	14.10%
TLAC ratio	0.338	0.312
Swiss leverage ratios
Swiss CET1 leverage ratio	4.40%	4.00%
Going concern leverage ratio	6.40%	5.50%
Gone concern leverage ratio	5.20%	4.50%
TLAC leverage ratio	11.60%	10.00%
Capital ratio requirements %
Swiss CET1 ratio requirement	10.00%	9.68%
Going concern capital ratio requirement	14.30%	13.58%
Gone concern capital ratio requirement	14.30%	11.60%
TLAC ratio requirement	0.286	0.2518
Leverage ratio requirements %
Swiss CET1 leverage ratio requirement	3.50%	3.20%
Going concern leverage ratio requirement	5.00%	4.50%
Gone concern leverage ratio requirement	5.00%	4.00%
TLAC leverage ratio requirement	10.00%	8.50%
Description of Other Regulatory Limitations	Certain of the Group’s subsidiaries are subject to legal restrictions governing the amount of dividends they can pay (for example, pursuant to corporate law as defined by the Swiss Code of Obligations). Under the Swiss Code of Obligations, dividends may be paid out only if and to the extent the corporation has distributable profits from previous business years, or if the free reserves of the corporation are sufficient to allow distribution of a dividend. In addition, at least 5% of the annual net profits must be retained and booked as general legal reserves for so long as these reserves amount to less than 20% of the paid-in share capital. The reserves currently exceed this 20% threshold. Furthermore, dividends may be paid out only after shareholder approval at the Annual General Meeting.
Gone concern capital, phase-in	SFr 42,198	SFr 38,576
Instruments being phase-in	SFr 346	372
Gone concern ratio including central bank funds	4.60%
Leverage exposure, including central bank funds	SFr 910,530
Central bank funds	110,677
Bank
Swiss capital
Swiss CET1 capital	40,691	41,899
Going concern capital	55,648	53,990
Gone concern capital	41,857	41,136
Total loss-absorbing capacity (TLAC)	97,505	95,126
Swiss risk-weighted assets and leverage exposure
Swiss risk-weighted assets	276,157	291,651
Leverage exposure	SFr 792,862	SFr 915,814
Swiss capital ratios
Swiss CET1 ratio	0.147	0.144
Going concern capital ratio	20.20%	18.50%
Gone concern capital ratio	15.20%	14.10%
TLAC ratio	0.353	0.326
Swiss leverage ratios
Swiss CET1 leverage ratio	5.10%	4.60%
Going concern leverage ratio	7.00%	5.90%
Gone concern leverage ratio	5.30%	4.50%
TLAC leverage ratio	12.30%	10.40%
Capital ratio requirements %
Swiss CET1 ratio requirement	10.00%	9.68%
Going concern capital ratio requirement	14.30%	13.58%
Gone concern capital ratio requirement	14.30%	11.60%
TLAC ratio requirement	0.286	0.2518
Leverage ratio requirements %
Swiss CET1 leverage ratio requirement	3.50%	3.20%
Going concern leverage ratio requirement	5.00%	4.50%
Gone concern leverage ratio requirement	5.00%	4.00%
TLAC leverage ratio requirement	10.00%	8.50%
Gone concern capital, phase-in	SFr 42,203	SFr 38,574
Instruments being phase-in	SFr 346	SFr 372
Gone concern ratio including central bank funds	4.60%
Leverage exposure, including central bank funds	SFr 917,080
Central bank funds	SFr 124,218